Equity Incentive Plans (Summary of Stock Option Activity) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity Incentive Plans [Abstract]
Shares, Balance at December 31, 2018	136,463
Assumed in the Merger (in shares)	52,602
Shares, Granted	1,179,825
Shares, Forfeited	(57,394)
Shares, Balance at September 30, 2019	1,311,496	136,463
Shares, Vested or expected to vest at September 30, 2019	1,311,496
Shares, Exercisable at September 30, 2019	156,858
Weighted Average Exercise Price, Outstanding at December 31, 2018	$ 36.31
Assumed in the Merger (in dollars per share)	56.60
Weighted Average Exercise Price, Granted	3.17
Weighted Average Exercise Price, Forfeited	13.16
Weighted Average Exercise Price, Outstanding at September 30, 2019	8.32	$ 36.31
Weighted Average Exercise Price, Vested or expected to vest at September 30, 2019	8.32
Weighted Average Exercise Price, Exercisable at September 30, 2019	$ 44.52
Average Remaining Contractual Term (Years), Outstanding	9 years 15 days	5 years 7 days
Average Remaining Contractual Term (Years), Vested or expected to vest at September 30, 2019	9 years 15 days
Average Remaining Contractual Term (Years), Exercisable at September 30, 2019	4 years 7 months 28 days
Intrinsic Value, granted	$ 1,549,000
Intrinsic Value, Outstanding at September 30, 2019	1,507,000
Intrinsic Value, Vested or expected to vest at September 30, 2019	$ 1,507,000